Notes Payable - Related Party, Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest expense - related party	$ 55	$ 1,994
Promissory Grid Note
Debt discount attributed to note	$ 28,349
Director of the Company
Debt discount attributed to note		110
Note payable recorded		$ 100,000